CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

 In October 2020, the Company received gross proceeds of $50,000 representing a convertible note payable issued to an existing investor. Terms include an interest rate of 10% and a maturity date the earlier of January 1, 2021 or five business days after the Company is listed on a US national securities exchange. Upon mutual agreement, the outstanding balance can be converted to common stock at a conversion price 25% less the current market price. In consideration for the loan, 6,667 warrants were issued at an exercise price of $2.25 per share vesting over three years. The Company determined that the note’s conversion feature should be valued separately and bifurcated from the host instrument and accounted for as a separate derivative liability. The fair market value of the embedded conversion feature was determined to be $1,000 and $13,000 using the Black-Scholes model as of December 31, 2021 and June 30, 2021, respectively. The derivative liability was recorded as a short-term liability and interest expense of $1,000 and $3,000 were recorded for the three and six months ending December 31, 2021, respectively. The assumptions used in the Black-Scholes valuation include a volatility of 63.96%, risk-free rate of 1.26% and a term of one year.

During the three months ended December 31, 2021 and 2020, the Company paid $0 towards the principal of the Promissory Notes. During the six months ended December 31, 2021 and 2020, the Company paid $0 towards the principal of the Promissory Notes.

As of December 31, 2021 and June 30, 2021, there was a total $50,000 in notes payable outstanding. The Company recorded $1,000 and $10,000 in interest expense relating to convertible note payables during the three months ended December 31, 2021 and 2020. The Company recorded $3,000 and $12,000 in interest expense relating to convertible note payables during the six months ended December 31, 2021 and 2020. The Company recorded $0 and $392,000 in amortization expense relating to the note payable discount during the three months ended December 31, 2021 and 2020, respectively. The Company recorded $0 and $409,000 in amortization expense relating to the note payable discount during the six months ended December 31, 2021 and 2020, respectively.

NOTE 6 – CONVERTIBLE NOTES PAYABLE

During the year ending June 30, 2020, the Company issued a convertible promissory note of $200,000 to a borrower with an interest rate of 10.0%, a loan fee of $10,000, and the balance was convertible into shares of the Company’s common stock at a rate of $3.75 per share.   The balance was recorded as a current liability as payment was due on the earlier of February 28, 2020 or listing on a US national securities exchange which was anticipated within the next twelve months.  In consideration for the loan, the borrower received warrants for 13,333 shares of common stock at an exercise price of $3.75 per share vesting over three years.  Using the Black-Scholes model, the warrants were valued at $25,000 and were recorded as interest expense.  Interest expense of $9,000 representing the contractual interest rate was accrued on June 30, 2020.  The note holder elected to convert in early July 2020 and no interest was recorded in the fiscal year ending June 30, 2021.

The convertible note payable contains a beneficial conversation feature because the convertible portion or feature of the convertible note payable provides a rate of conversion that is below market value and therefore is “in-the-money” when issued. The Company has recorded the beneficial conversation feature to the issuance of the convertible note payable when issued and also recorded the estimated fair value of the detachable Warrant issued with the convertible note payable.

The beneficial conversation feature of the convertible note payable was measured by allocating a portion of the convertible note payable’s proceeds to the detachable Warrant (utilizing Black-Scholes methodology), and as a reduction of the carrying amount of the convertible note payable equal to the intrinsic value of the conversion feature, both of which were credited to additional paid-in-capital as of the issuance date. The value of the proceeds received from the convertible note payable was then allocated between the conversion features and Warrant on an allocated fair value basis. The allocated value of the beneficial conversation feature and Warrant exceeded the proceeds received from issuance of the convertible note payable which was recorded as a discount from the face amount of the convertible note payable. The discount is amortized over the term of the convertible note payable under the interest method and is charged to interest expense.

Following is an analysis of the aforementioned convertible note payable as of the fiscal year ending June 30, 2020:

Amount allocated to detachable warrants	$25,000
Amount allocated to beneficial conversion feature	19,000
Amount allocated to convertible note	156,000
Par value of convertible note payable	200,000
Unamortization of debt discount	-

Balance of convertible note payable	$200,000

During the year ending June 30, 2020, the Company issued a convertible promissory note of $200,000 to a borrower with an interest rate of 10.0%, a loan fee of $10,000, and the balance was convertible into shares of the Company’s common stock at a rate of $3.75 per share. The balance was recorded as a current liability as payment was due on the earlier of March 7, 2020 or listing to a US national securities exchange which was anticipated within the next twelve months.  In consideration for the loan, the borrower received warrants for 66,667 shares of common stock at an exercise price of $3.75 per share vesting over five years.  Interest expense of $8,000 representing the contractual interest rate was accrued on June 30, 2020. Using the Black-Scholes model, the warrants were valued at $22,000 and were recorded as interest expense. The note holder elected to convert in early July 2021 and no interest was recorded in the fiscal year ending June 30, 2021.

Following is an analysis of the aforementioned convertible note payable as of the fiscal year ending June 30, 2020:

Amount allocated to detachable warrants	$22,000
Amount allocated to beneficial conversion feature	26,000
Amount allocated to convertible note	152,000
Par value of convertible note payable	200,000
Unamortization of debt discount	-

Balance of convertible note payable	$200,000

During the year ending June 30, 2020, the Company issued a convertible promissory note of 1,000,000 to a borrower with an interest rate of 10.0%, a loan fee of $120,000, and the balance was convertible into shares of the Company’s common stock at a rate of $3.00 per share. The balance was recorded as a current liability as payment was due on the earlier of April 15, 2020 or listing to a US national securities exchange which was anticipated within the next twelve months.  In consideration for the loan, the borrower received warrants for 200,000 shares of common stock at an exercise price of $0.75 per share vesting over three years and warrants for 66,667 shares of common stock at an exercise price of $3.00 per share vesting over three years. The note also includes a loan conversion option which entitles the lender upon conversion to additional warrants for 333,334 shares of common stock at an exercise price of $0.75 per share.  In April 2020, it was mutually agreed to extend the maturity date to July 15, 2020 and in consideration the lender would receive upon conversion additional warrants of 66,666 shares of common stock (representing a total of 400,000 shares of common stock) at an exercise price of $0.75 per share.  Interest expense of $34,000 was accrued as of June 30, 2020. The note holder elected to convert in early July 2020 and no interest was recorded in the fiscal year ending June 30, 2021.

Following is an analysis of the aforementioned convertible note payable as of the fiscal year ending June 30, 2020:

Amount allocated to detachable warrants	$437,000
Amount allocated to beneficial conversion feature	563,000
Amount allocated to convertible note	-
Par value of convertible note payable	1,000,000
Unamortization of discount	-

Balance of convertible note payable	$1,000,000

In August 2020, the Company issued a convertible promissory note of $100,000 to a lender with an interest rate of 10.0%.  If the loan was not paid by its maturity date which was the earlier of November 30, 2020 or five business days after the Company is listed on a national securities exchange, the principal due shall incur prospective interest of 20%.  Upon mutual agreement, the balance including accrued interest is convertible into shares of the Company’s common stock at its then current market price less a 25% discount.  In May 2021, the Company made a payment of $119,000 to the holder representing $100,000 in principal and $19,000 in accrued interest. The Company determined that the note’s conversion feature should be valued separately and bifurcated from the host instrument and accounted for as a separate derivative liability. The fair market value of the embedded conversion feature at the time of the settlement was determined to be $28,000 using the Black-Scholes model.  Previously the derivative liability was recorded as a short-term liability and recorded as a gain on derivative liabilities on the income statement upon settlement.  The assumptions used in the Black-Scholes valuation include a volatility of 65.81%, risk-free rate of 0.8% and term of one year.

In September 2020, the Company issued a convertible promissory note of $50,000 to a lender with an interest rate of 10.0%.  If the loan is not paid by its maturity date which was the earlier of November 30, 2020 or five business days after the Company is listed on a national securities exchange, the principal due shall incur prospective interest of 20% per annum. Upon mutual agreement, the balance including accrued interest is convertible into shares of the Company’s common stock at its then current offering price less a 25% discount.   In June 2021, the holder elected to convert the principal and accrued interest and was issued 18,646 shares of the Company’s common stock.  The Company determined that the note’s conversion feature should be valued separately and bifurcated from the host instrument and accounted for as a separate derivative liability.   The fair market value of the embedded conversion feature at the time of the conversion was determined to be $10,000 using the Black-Scholes model.  Previously, the derivative liability was recorded as a short-term liability and recorded as a gain on derivative liabilities on the income statement upon conversion.  The assumptions used in the Black-Scholes valuation include a volatility of 65.81%, risk-free rate of 0.8% and term of one year.

In October 2020 and December 2020, the Company received gross proceeds of $247,500 and $52,500, respectively, for a total of $300,000 representing a convertible note payable issued to an existing investor. Terms include a maturity date of December 7, 2020, interest rate of 10% if the loan was not paid in full by the maturity date, and the outstanding balance can be converted to common stock at a conversion price of $3.00 per share of common stock if mutually agreed. In consideration for the loan, 26,667 warrants were issued at an exercise price of $1.95 per share vesting over three years and the issuance of 106,667 shares of restricted shares of common stock. In June 2021, the holder elected to convert and was issued 228,201 shares of the Company’s common stock.

In October 2020, the Company received gross proceeds of $50,000 representing a convertible note payable issued to an existing investor.   Terms include an interest rate of 10% and a maturity date the earlier of January 1, 2021 or five business days after the Company is listed on a US national securities exchange.  Upon mutual agreement, the outstanding balance can be converted to common stock at a conversion price 25% less the current offering price.  In consideration for the loan, 6,667 warrants were issued at an exercise price of $2.25 per share vesting over three years.  The Company determined that the note’s conversion feature should be valued separately and bifurcated from the host instrument and accounted for as a separate derivative liability.  The fair market value of the embedded conversion feature was determined to be $13,000 using the Black-Scholes model as of June 30, 2021, a derivative liability was recorded as a short-term liability, and interest expense of $3,000 was recorded for the fiscal year ended June 30, 2021.  The assumptions used in the Black-Scholes valuation include a volatility of 63.22%, risk-free rate of 0.87% and a term of one.

In April 2021, the Company made a payment of $35,000 relating to the settlement of a convertible note payable for $35,000 which the Company held since the fiscal year ended June 30, 2016.   With a contracted interest rate of 0%, imputed interest of $0 and $1,000 was recorded for the fiscal years ending June 30, 2021 and 2020 respectively.

During year ended June 30, 2021 and 2020, the Company paid $335,000 and $0 towards the principal of the Promissory Notes, respectively.

As of June 30, 2021 and 2020, there was a total of $50,000 and $1,435,000 in convertible notes payable outstanding.  The Company recorded interest expense on convertible notes payable of $11,000 and $51,000 during the years ended June 30, 2021 and 2020, respectively.  The Company recorded $0 and $2,000 in imputed interest during the years ended June 30, 2021 and 2020, respectively.